Staff Expenses - Summary of Changes in Share Awards (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares
Staff Expenses [Abstract]
Options outstanding, Opening balance | shares	7,222,279	8,382,963	8,737,014
Options outstanding, Granted | shares	4,100,993	5,006,120	6,822,320
Options outstanding, Performance effect | shares	341,623	379,934	543,891
Options outstanding, Vested | shares	(5,565,093)	(6,328,318)	(7,569,972)
Options outstanding, Forfeited | shares	(244,803)	(218,420)	(150,290)
Options outstanding, Closing balance | shares	5,854,999	7,222,279	8,382,963
Opening balance | €	€ 11.46	€ 10.44	€ 10.04
Granted | €	12.5	13.2	10.2
Performance effect | €	11.65	10.47	8.68
Vested | €	12.05	11.4	9.65
Forfeited | €	11.52	10.83	10.58
Closing balance | €	€ 11.62	€ 11.46	€ 10.44